STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,151,736)	$ (10,212,420)	$ (11,587,187)	$ (9,461,452)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	8,900	7,811	10,475	10,475
Equipment distribution as officer compensation	3,210	0	0	0
Amortization of debt discount	0	0	0	585,324
Change in derivative liabilities	320,131	807,087	422,908	(3,113,580)
Equity based compensation	1,139,481	5,453,240	5,999,750	7,968,036
Fair value of issued warrant to acquire research and development	543,927	0	0	0
Changes in operating assets and liabilities:
Prepaid expenses	(16,219)	(103,222)	(102,955)	44,229
Security deposit	8,139	0	0	0
Accounts payable	930,110	202,534	149,661	(333,494)
Stock based payable	0	0	0	(226,305)
Deferred rent payable	(1,609)	417	(104)	3,016
Net cash used in operating activities	(5,215,666)	(3,844,553)	(5,107,452)	(4,523,751)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(6,788)	(12,095)	(16,255)	(15,863)
Payment of long term deposit	0	0	0	(2,612)
Net cash used in investing activity	(6,788)	(12,095)	(16,255)	(18,475)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	4,120,904	3,053,868	5,226,368	4,759,798
Proceeds from sale of Series C preferred stock	0	0	0	450,000
Proceeds from exercise of options	0	0	0	20,900
Proceeds from exercise of warrants	0	0	0	24,981
Proceeds from common stock subscription	279,940	0	0	0
Net cash provided by financing activities	4,400,844	3,053,868	5,226,368	5,255,679
Net increase in cash and cash equivalents	(821,610)	(802,780)	102,661	713,453
Cash and cash equivalents, beginning of the period	1,055,895	953,234	953,234	239,781
Cash and cash equivalents, end of the period	234,285	150,454	1,055,895	953,234
Cash paid during the period for interest	0	0	0	1,298
Cash paid during the period for income taxes	0	0	0	0
Non cash investing and financing activities:
Reclassify derivative liability to equity	20,757	97,897
Series C Preferred Stock [Member]
Non cash investing and financing activities:
Common stock issued upon conversion preferred stock and accrued dividends	116,868	465,355	491,423	2,146,302
Reclassify derivative liability to equity			103,096	639,467
Embedded Derivative Financial Instruments [Member]
Adjustments to reconcile net loss to cash used in operating activities:
Change in derivative liabilities	16,855		106,873
Non cash investing and financing activities:
Reclassify derivative liability to equity	$ 0	$ 0	0	265,955
Embedded Derivative Financial Instruments [Member] | Series C Preferred Stock [Member]
Non cash investing and financing activities:
Reclassify derivative liability to equity			$ 103,096	$ 639,467